Stock Option and Incentive Plan (Details 3) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Assumptions used in calculating fair value of options
Risk-free interest rate	0.70%	1.50%	1.98%
Expected life of stock options (years)	4 years 6 months	4 years 6 months	4 years 3 months 26 days
Expected volatility	28.50%	30.50%	31.50%
Expected dividend yield	0.02%
Fair value per option	$ 7.18	$ 7.76	$ 7.66